BORROWINGS - Schedule of Short-term Debt (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Short-term Debt [Line Items]
Short-term Debt	$ 937,814	$ 1,287,156	$ 296,203
Short-term debt interest rate	5.45%	4.55%	0.27%
Short-term debt, average for the year	$ 1,019,470	$ 817,495	$ 204,503
Short-term debt, average rate (as a percent)	5.24%	2.34%	0.10%
Federal Funds Purchased and Securities Sold under Agreements to Repurchase [Member]
Short-term Debt [Line Items]
Short-term Debt	$ 0	$ 0	$ 51,203
Short-term debt interest rate	0.00%	0.00%	0.01%
Short-term debt, average for the year	$ 15,583	$ 29,526	$ 160,967
Short-term debt, average rate (as a percent)	5.25%	1.42%	0.07%
Federal Home Loan Bank Borrowings [Member]
Short-term Debt [Line Items]
Short-term Debt	$ 800,000	$ 1,130,000	$ 225,000
Short-term debt interest rate	5.47%	4.58%	0.18%
Short-term debt, average for the year	$ 845,666	$ 672,928	$ 43,371
Short-term debt, average rate (as a percent)	5.25%	2.37%	0.20%
Short-term Debt
Short-term Debt [Line Items]
Short-term Debt	$ 137,814	$ 157,156	$ 20,000
Short-term debt interest rate	5.33%	4.33%	1.90%
Short-term debt, average for the year	$ 158,221	$ 115,041	$ 165
Short-term debt, average rate (as a percent)	5.18%	2.38%	1.92%
Line of Credit [Member]
Short-term Debt [Line Items]
Short-term Debt	$ 0	$ 0